Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	TALON REAL ESTATE HOLDING CORP.
Entity Central Index Key	0001426011
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 20,900,000
Entity Common Stock, Shares Outstanding	16,743,522
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014